Note 4 - Accounts Receivable (Details) - Allowance for Doubtful Accounts - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Abstract]
Balance at Beginning of Period	$ 24,882	$ 2,899	$ 2,899	$ 108,750
Provisions, net	(4,672)	$ 4,492	36,763	92,224
Balance at End of Period	20,215		24,882	2,899
Write-Off/Recovery	$ 5		$ (14,780)	$ (198,075)